Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Deferred Compensation, Share-based Payments [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 32	$ 24,313	$ 34,101	$ 1,704		$ (7,326)	$ 112	$ 52,936
Balance at Dec. 31, 2013	32	24,313	36,947	(720)	$ 0	(7,345)	112	53,339
Net income	0	0	5,074	0		0	13	5,087
Other comprehensive income (loss)	0	0	0	(2,424)		0	0	(2,424)
Cash dividends	0	0	(2,228)	0		0	(13)	(2,241)
Purchase of treasury shares	0	0	0	0		(19)	0	(19)
Balance at Jun. 30, 2014	32	24,313	38,602	384	0	(8,189)	105	55,247
Net income	0	0	2,815	0	0	0	7	2,822
Other comprehensive income (loss)	0	0	0	1,104	0	0	0	1,104
Cash dividends	0	0	(1,160)	0	0	0	(14)	(1,174)
Stock compensation expense								0
Purchase of treasury shares	0	0	0	0	0	(844)	0	(844)
Balance at Dec. 31, 2013	32	24,313	36,947	(720)	0	(7,345)	112	53,339
Balance at Dec. 31, 2014	32	24,313	40,229	800	0	(8,253)	112	57,233
Net income	0	0	5,594	0		0	13	5,607
Other comprehensive income (loss)	0	0	0	1,520		0	0	1,520
Cash dividends	0	0	(2,312)	0		0	(13)	(2,325)
Purchase of treasury shares	0	0	0	0		(908)	0	(908)
Balance at Jun. 30, 2015	32	24,766	41,768	411	(415)	(8,253)	105	58,414
Net income	0	0	2,694	0	0	0	7	2,701
Other comprehensive income (loss)	0	0	0	(389)	0	0	0	(389)
Cash dividends	0	0	(1,155)	0	0	0	(14)	(1,169)
Restricted stock grants, net of forfeitures	0	453	0	0	(453)	0	0	0
Stock compensation expense	$ 0	$ 0	$ 0	$ 0	$ 38	$ 0	$ 0	$ 38